Acquisition - The fair values of assets acquired and liabilities assumed (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Nov. 11, 2021	Dec. 31, 2020
Disclosure of detailed information about business combination [line items]
Goodwill	$ 64,268		$ 40,277
Arcola Energy Limited
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents		$ 320
Trade and other receivables		3,112
Property, plant & equipment		190
Intangible assets		17,279
Goodwill	$ 23,991	23,991
Accounts payable and accrued liabilities		(1,817)
Deferred income tax liability		(3,878)
Fair Value (Preliminary) of Assets Acquired and Liabilities Assumed		$ 39,197